OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Bermuda: 1.1%
622,934	@	Tyco Electronics Ltd.	$13,374,393
433,100		XL Capital, Ltd.	6,098,048
			19,472,441
		Brazil: 3.4%
1,526,200		Banco do Brasil SA	19,321,369
938,371		Centrais Eletricas Brasileiras SA ADR - Class A	14,347,693
1,940,186	L	Contax Participacoes SA ADR	3,201,307
555,854		Tele Norte Leste Participacoes SA ADR	8,554,593
34,858	L	Telemig Celular Participation SA ADR	2,160,150
220,358		Tim Participacoes SA ADR	4,852,283
298,261	L	Vivo Participacoes SA ADR	6,791,403
			59,228,798
		Canada: 2.3%
156,200	@	Agrium, Inc.	7,214,878
172,800		EnCana Corp.	9,268,400
498,600	@	GoldCorp, Inc.	18,792,234
511,000		Yamana Gold, Inc.	4,861,910
			40,137,422
		China: 0.5%
11,046,000	L	Huaneng Power International, Inc.	8,648,248
			8,648,248
		France: 12.1%
943,842	L	Air France-KLM	11,867,573
8,738,520	@	Alcatel SA	24,206,489
189,600		BNP Paribas	13,767,060
1,090,560		Carrefour SA	51,135,286
1,356,000		Credit Agricole SA	19,313,291
856,335		France Telecom SA	21,359,417
3,955,328		Natixis	10,266,185
666,183		Sanofi-Aventis	43,586,363
303,204		Total SA	16,815,825
			212,317,489
		Germany: 6.6%
133,600		Allianz AG	13,190,829
314,500		Bayerische Motoren Werke AG	14,513,017
307,000		Deutsche Lufthansa AG	4,142,824
394,000		Deutsche Post AG	6,225,700
2,333,119		Deutsche Telekom AG	29,933,344
295,997		E.ON AG	11,183,808
1,879,400	@, L	Infineon Technologies AG	7,698,227
222,300		MAN AG	15,344,187
172,745		Siemens AG	13,766,377
			115,998,313
		Greece: 0.3%
187,100		National Bank of Greece SA	5,450,295
			5,450,295
		Hong Kong: 2.9%
1,041,500	L	China Unicom Ltd. ADR	14,976,770
4,049,000		Hongkong Land Holdings Ltd.	15,755,736
1,841,000		Swire Pacific Ltd.	20,653,582
			51,386,088
		Italy: 3.7%
3,178,982		Intesa Sanpaolo S.p.A.	11,820,701
9,779,185		Telecom Italia S.p.A.	15,309,015
20,598,316		Telecom Italia S.p.A. RNC	23,259,207
3,769,739	L	Terna S.p.A	13,286,631
			63,675,554
		Japan: 25.1%
1,375,800	L	Aiful Corp.	4,455,887
701,000		Akita Bank Ltd.	2,601,461
307,400		Astellas Pharma, Inc.	11,676,783
402,300		Canon, Inc. ADR	14,893,146
902,000		Dai Nippon Printing Co., Ltd.	13,167,690
850,436		Daiichi Sankyo Co., Ltd.	15,340,217
402,700		Denso Corp.	11,816,048
804,600		Fuji Photo Film Co., Ltd.	25,870,065
2,026,700		Hitachi Ltd.	6,791,272
6,212,700		Mitsubishi UFJ Financial Group, Inc.	37,942,057
657,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	16,803,016
2,743,000		Mitsui Trust Holdings, Inc.	9,517,047
6,614,700		Mizuho Financial Group, Inc.	15,207,039
6,080,000		NEC Corp.	21,226,021
518,600		Nippon Telegraph & Telephone Corp.	21,407,701
416,000		Ono Pharmaceutical Co., Ltd.	18,424,838
359,800		Rohm Co., Ltd.	26,650,454
1,029,600		Seven & I Holdings Co., Ltd.	24,120,903
1,063,000		Sharp Corp.	11,754,018

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,515,700		Sony Corp.	$42,247,196
761,900		Sumitomo Corp.	7,495,993
689,600		Sumitomo Mitsui Financial Group, Inc.	29,354,442
270,000		Taisho Pharmaceutical Co., Ltd.	5,182,491
874,700	L	Takefuji Corp.	4,754,086
145,800		TDK Corp.	7,626,814
548,500		Tokio Marine Holdings, Inc.	15,811,116
414,100		Toyota Motor Corp.	17,381,166
			439,518,967
		Mexico: 1.1%
864,465		Telefonos de Mexico SA de CV ADR	13,667,192
445,420		Telmex Internacional SAB de CV ADR	5,594,475
			19,261,667
		Netherlands: 6.9%
3,654,747		Aegon NV	26,732,588
256,100		Akzo Nobel NV	14,053,009
1,464,612		Koninklijke Ahold NV	16,637,642
456,600		Royal Dutch Shell PLC - Class A	11,992,867
688,503		Royal KPN NV	10,355,733
846,179		SNS Reaal	4,863,730
871,100		Unilever NV	23,740,864
648,933		Wolters Kluwer NV	12,743,153
			121,119,586
		New Zealand: 0.7%
6,578,835		Telecom Corp. of New Zealand Ltd.	12,173,134
			12,173,134
		Norway: 1.4%
2,264,100		Norsk Hydro ASA	13,308,290
374,400		Yara International ASA	11,631,743
			24,940,033
		Portugal: 1.4%
2,383,176		Portugal Telecom SGPS SA	24,365,280
			24,365,280
		Singapore: 1.2%
1,651,000		United Overseas Bank Ltd.	20,265,977
			20,265,977
		South Korea: 3.8%
124,000		Hyundai Motor Co.	8,881,471
458,610	@	Korea Electric Power Corp.	12,351,976
368,410		KT Corp. ADR	5,916,665
29,200		Samsung Electronics Co., Ltd.	17,193,152
407,600	@	Shinhan Financial Group Ltd.	13,712,135
51,085		SK Telecom Co., Ltd.	7,714,461
			65,769,860
		Spain: 1.1%
795,902		Telefonica SA	19,801,815
			19,801,815
		Sweden: 1.6%
804,000	L	Skanska AB	11,281,109
1,605,060		Telefonaktiebolaget LM Ericsson	15,802,039
			27,083,148
		Switzerland: 5.0%
232,200		Adecco SA	11,189,351
3,567,500		STMicroelectronics NV	27,272,320
471,310		Swiss Reinsurance	18,001,344
53,000		Swisscom AG	17,411,786
64,803		Zurich Financial Services AG	12,725,884
			86,600,685
		Taiwan: 0.9%
2,379,350		HON HAI Precision Industry Co., Ltd.	8,215,260
16,309,059		United Microelectronics Corp.	7,218,451
			15,433,711
		United Kingdom: 14.1%
782,890		AstraZeneca PLC	36,465,644
1,495,391		Barclays PLC	7,601,030
215,587		BP PLC ADR	10,787,973
1,271,900		British Sky Broadcasting PLC	11,599,937
730,464		Cadbury PLC	7,185,149
1,875,980		GlaxoSmithKline PLC	35,942,999
1,170,993		HSBC Holdings PLC	11,849,106
729,700		Imperial Tobacco Group PLC	20,823,769
13,292,426		ITV PLC	8,928,623
3,517,500		Kingfisher PLC	12,519,419
4,117,351		Marks & Spencer Group PLC	23,821,136
101,960		Rio Tinto PLC	4,246,428
13,406,949		Royal Bank of Scotland Group PLC	9,962,740
7,437,300		Vodafone Group PLC	15,291,091
4,616,631		WM Morrison Supermarkets PLC	20,734,907
198,968	@	Wolseley PLC	4,452,327
668,600		WPP PLC	5,156,661
			247,368,939
		Total Common Stock
		(Cost $1,981,296,734)	1,700,017,450

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2009 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.4%
		Developed Markets: 0.4%
137,900		iShares MSCI EAFE Index Fund		$6,951,539
		Total Exchange-Traded Funds
		(Cost $6,123,248)		6,951,539
RIGHTS: 0.0%
		Germany: 0.0%
1,879,398	L	Infineon Technologies AG		383,618
		Total Rights
		(Cost $-)		383,618
		Total Long-Term Investments
		(Cost $1,987,419,982)		1,707,352,607
SHORT-TERM INVESTMENTS: 3.9%
		Affiliated Mutual Fund: 1.7%
30,584,523		ING Institutional Prime Money Market Fund - Class I		30,584,523
		Total Mutual Fund
		(Cost $30,584,523)		30,584,523

Principal Amount				Value
		Securities Lending Collateral(cc): 2.2%
$38,771,927		Bank of New York Mellon Corp. Institutional Cash Reserves		$38,531,469
		Total Securities Lending Collateral
		(Cost $38,771,927)		38,531,469
		Total Short-Term Investments
		(Cost $69,356,450)		69,115,992
		Total Investments in Securities
		(Cost $2,056,776,432)*	101.5%	$1,776,468,599
		Other Assets and Liabilities - Net	(1.5)	(26,895,551)
		Net Assets	100.0%	$1,749,573,048

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2009.
	*	Cost for federal income tax purposes is $2,151,167,341.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$228,959,335
		Gross Unrealized Depreciation		(603,658,077)
		Net Unrealized Depreciation		$(374,698,742)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.2%
Airlines	0.9
Auto Manufacturers	2.3
Auto Parts & Equipment	0.7
Banks	13.1
Chemicals	1.9
Commercial Services	1.6
Computers	0.4
Distribution/Wholesale	0.7
Diversified Financial Services	1.3
Electric	3.4
Electrical Components & Equipment	0.4
Electronics	2.4
Engineering & Construction	0.6
Food	6.8
Holding Companies - Diversified	1.2
Home Furnishings	3.1
Insurance	6.2
Machinery - Diversified	0.9
Media	2.2
Mining	2.4
Miscellaneous Manufacturing	2.3
Office/Business Equipment	0.9
Oil & Gas	2.8
Pharmaceuticals	9.5
Real Estate	0.9
Retail	3.5
Semiconductors	4.9
Telecommunications	18.3
Transportation	0.4
Other Long-Term Investments	0.4
Short-Term Investments	3.9
Other Assets and Liabilities - Net	(1.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)+	(Level 3)
Common Stock
Bermuda	$19,472,441	$—	$—
Brazil	59,228,798	—	—
Canada	40,137,422	—	—
China	—	8,648,248	—
France	—	212,317,489	—
Germany	—	115,998,313	—
Greece	—	5,450,295	—
Hong Kong	14,976,770	36,409,318	—
Italy	—	63,675,554	—
Japan	14,893,146	424,625,821	—
Mexico	19,261,667	—	—
Netherlands	—	121,119,586	—
New Zealand	—	12,173,134	—
Norway	—	24,940,033	—
Portugal	—	24,365,280	—
Singapore	—	20,265,977	—
South Korea	5,916,665	59,853,195	—
Spain	—	19,801,815	—
Sweden	—	27,083,148	—
Switzerland	—	86,600,685	—
Taiwan	—	15,433,711	—
United Kingdom	10,787,973	236,580,966	—
Total Common Stock	184,674,882	1,515,342,568	—
Exchange-Traded Funds	6,951,539	—	—
Rights	—	383,618	—
Short-Term Investments	30,584,523	38,531,469	—
Total	$222,210,944	$1,554,257,655	$—

Other Financial Instruments**
Total	$—	$—	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+ The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are catagorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 23, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 23, 2009